Item G.1.b.i - Material amendments to organizational documents

AMENDMENT NO. 1, DATED AS OF OCTOBER 25, 2023, TO AMENDED AND RESTATED DECLARATION OF TRUST OF TEKLA WORLD HEALTHCARE FUND

WHEREAS, Tekla World Healthcare Fund (the “Trust”) is a Massachusetts business trust established and existing pursuant to the Amended and Restated Declaration of Trust made on March 5, 2015 and amended and restated as of May 18, 2015 (the “Declaration of Trust”);

WHEREAS, the trustees of the Trust (the “Trustees”) have determined that the Declaration of Trust should be amended to change the name of the Trust as hereinafter set forth (the “Amendment”);

WHEREAS, pursuant to Section 8.3 of the Declaration of Trust, the Trustees may amend the Declaration of Trust to change the name of the Trust without the vote or consent of the Shareholders;

NOW, THEREFORE, IT IS agreed as follows:

1.             Amendment to the Declaration of Trust. Section 1.1 of the Declaration of Trust is hereby amended to delete the name “Tekla World Healthcare Fund” and insert the name “abrdn World Healthcare Fund” such that Section 1.1 shall read in its entirety as follows:

Section 1.1   Name. The name of the Trust created hereby is “abrdn World Healthcare Fund”.

2.             Defined Terms: Confirmation of Other Terms of the Declaration of Trust. Any capitalized or other term used herein and not defined herein, but which is defined in the Declaration of Trust, shall have the meaning assigned to it in the Declaration of Trust. The Declaration of Trust, as amended as provided herein, is hereby confirmed as being in full force and effect in accordance with its terms.

3.             Effective Date. This Amendment shall be effective as of close of business on October 27, 2023.

4.             Counterparts. This instrument may be simultaneously executed in several counterparts, each of which shall be deemed to be an original, and such counterparts, together, shall constitute one and the same instrument, which shall be sufficiently evidenced by any such original counterpart. To the extent such instrument is signed and delivered by electronic transmission, it will be treated in all manner and respects as an original agreement or instrument and will be considered to have the same binding legal effect as if it were the original signed version thereof delivered in person.

IN WITNESS WHEREOF, the undersigned, being a majority of the Trustees of the Trust, have executed this instrument as of the 27th day of October, 2023.

                              /s/ Jeffrey A. Bailey           /s/ Daniel R. Omstead

                              Jeffrey A. Bailey                 Daniel R. Omstead, Ph.D.

                   /s/ Kathleen L. Goetz          /s/ W. Mark Watson

                   Kathleen L. Goetz               W. Mark Watson

                   /s/ Rakesh K. Jain

                   Rakesh K. Jain, Ph.D

                   /s/ Thomas M. Kent

                   Thomas M. Kent